Stock Options - Schedule of Stock Option Activities (Details) - Stock Option Activity [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activities [Line Items]
Number of shares, Outstanding as of beginning balance	4,301,358	5,900,000
Weighted average exercise price, Outstanding as of beginning balance	$ 3.7	$ 3.24
Number of shares, Granted		68,019
Weighted average exercise price, Granted		$ 3.96
Number of shares, Exercised		(1,666,661)
Weighted average exercise price, Exercised		$ 2.07
Number of shares, Cancelled
Weighted average exercise price, Cancelled
Number of shares, Forfeited
Weighted average exercise price, Forfeited
Number of shares, Outstanding as of ending balance	4,301,358	4,301,358
Weighted average exercise price, Outstanding as of ending balance	$ 3.7	$ 3.7